Business Combination (Details) - Goedeker [Member]	Dec. 31, 2020 USD ($)
Purchase consideration at fair value (as restated):
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	$ 3,637,898
Cash to seller at closing	478,000
Working capital adjustment	(809,000)
Contingent note payable	81,494
Fair value of ownership interest in Holdco transferred to seller	786,981
Amount of consideration	4,175,373
Assets acquired and liabilities assumed at fair value
Accounts receivable	456,183
Inventories	1,851,251
Other assets	295,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles - tradename	1,368,000
Accounts payable and accrued expenses	(3,056,855)
Customer deposits	(2,430,044)
Net tangible assets acquired (liabilities assumed)	(550,316)
Total net assets acquired (liabilities assumed)	(550,316)
Consideration paid	4,175,373
Goodwill	$ 4,725,689